Other Taxes Payable	9 Months Ended
Sep. 30, 2011
Other Taxes Payable
Other Taxes Payable

Note 12 - Other Taxes Payable

Other taxes payable consists of the following:

	September 30, 2011	December 31, 2010

Business taxes payable	$518,067	$501,108
Fees and surcharges payable	227,160	221,410

Total	$745,227	$722,518